Note 4 - Securities (Details Textual) - CAD ($) $ in Thousands	Jul. 31, 2025	Oct. 31, 2024	Jul. 31, 2024
Statement Line Items [Line Items]
Government debt instruments held	$ 160,136	$ 299,300	$ 153,026
US Treasury Bills [Member]
Statement Line Items [Line Items]
Government debt instruments held	153,700
Government of Canada Bond [Member]
Statement Line Items [Line Items]
Government debt instruments held	2,200
Other debt instruments held [member]
Statement Line Items [Line Items]
Government debt instruments held	$ 4,300